Investments (Tables)	12 Months Ended
Dec. 31, 2012
Investments [Abstact]
Investments
	December 31,
	2012	2011
	(Millions)
OPPL - 50%	$454	$433
Gulfstream - 50%	348	355
Laurel Mountain - 51% (1)	444	291
Discovery - 60% (1)	350	182
Other	204	122
	$1,800	$1,383

Dividends and distributions
	Years Ended December 31,
	2012	2011	2010
	(Millions)
Gulfstream	$78	$60	$39
Discovery	21	40	44
Aux Sable Liquid Products L.P.	28	35	28
OPPL	28	19	-

Summarized Financial Position and Results of Operations of Equity Method Investments
Summarized Financial Position and Results of Operations of All Equity Method Investments
		December 31,
		2012	2011
		(Millions)
Current assets		$366	$293
Noncurrent assets		5,225	4,409
Current liabilities		247	235
Noncurrent liabilities		1,301	1,257

	Years Ended December 31,
	2012	2011	2010
	(Millions)
Gross revenue	$1,213	$1,242	$1,050
Operating income	378	535	506
Net income	309	460	402